Other receivables (Tables)	6 Months Ended
Sep. 30, 2022
Other receivables
Summary of other receivables

	As of
	September 30,	March 31,
	2022	2022
Amount due from third parties	4,934	33,059
Others (1)	24,428	—
Total	$29,362	$33,059
(1)	Others mainly includes the VAT payable.